Expense Example, No Redemption - State Street Federal Prime Retail Reserves Money Market Fund	Mar. 12, 2026 USD ($)
Advisory Class
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 36
Expense Example, No Redemption, 3 Years	113
Advantage Class
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	45
Expense Example, No Redemption, 3 Years	141
Cash Management Class
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	15
Expense Example, No Redemption, 3 Years	48
Capital Class
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	18
Expense Example, No Redemption, 3 Years	58
Agency Class
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	26
Expense Example, No Redemption, 3 Years	$ 80